Supplement dated Feb. 23, 2024 to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource® Retirement Advisor Variable Annuity	PRO9070_12_B01_(05/23) USP9070_12_B01_(05/23)	S-6471 R (4/13) / April 29, 2013
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	PRO9074_12_B01_(05/23) USP9074_12_B01_(05/23)	S-6410 N (4/13) / April 29, 2013
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	PRO9073_12_B01_(05/23) USP9073_12_B01_(05/23)	PRO9077_12_B01_(05/23) USP9077_12_B01_(05/23)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	PRO9071_12_B01_(05/23) USP9071_12_B01_(05/23)	PRO9072_12_B01_(05/23) USP9072_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource® RAVA 5 Select® Variable Annuity /
RiverSource® RAVA 5 Access® Variable Annuity (Offered
for contract applications signed prior to April 30, 2012)
	PRO9015_12_B01_(05/23) USP9015_12_B01_(05/23)	PRO9006_12_B01_(05/23) USP9006_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource RAVA 5 Select® Variable Annuity /
RiverSource RAVA 5 Access Variable Annuity (Offered for
contract applications signed on or after April 30, 2012
but prior to April 29, 2013)
	PRO9021_12_B01_(05/23) USP9021_12_B01_(05/23)	PRO9012_12_B01_(05/23) USP9012_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource RAVA 5 Select® Variable Annuity /
RiverSource RAVA 5 Access Variable Annuity (Offered for
contract applications signed on or after April 30, 2013)
	PRO9018_12_B01_(05/23) USP9018_12_B01_(05/23)	PRO9009_12_B01_(05/23) USP9009_12_B01_(05/23)
RiverSource® RAVA 5 Choice® Variable Annuity	PRO9099_12_B01_(05/23) USP9099_12_B01_(05/23)	PRO9100_12_B01_(05/23) USP9100_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	PRO9101_12_B01_(05/23) USP9101_12_B01_(05/23)	PRO9102_12_B01_(05/23) USP9102_12_B01_(05/23)
RiverSource® Apex Variable Annuity	PRO9109_12B_01_(05/23) ISP9109_12_B01_(05/23) USP9109_12_B01_(05/23)	PRO9110_12B_01_(05/23) ISP9110_12_B01_(05/23) USP9110_12_B01_(5/23)
RiverSource® Vista Variable Annuity	PRO9111_12B_01_(05/23) ISP9111_12_B01_(05/23) USP9111_12_B01_(05/23)	PRO9112_12B_01_(05/23) ISP9112_12_B01_(05/23) USP9112_12_B01_(5/23)
RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	PRO9104_12B_01_(05/23) ISP9104_12_B01_(05/23) USP9104_12_B01_(05/23)	PRO9105_12B_01_(05/23) ISP9105_12_B01_(05/23) USP9105_12_B01_(05/23)
RiverSource® Retirement Group Annuity Contract I	PRO9022_12B_01_(05/23) ISP9022_12_B01_(05/23) USP9022_12_B01_(05/23)
RiverSource® Retirement Group Annuity Contract II	PRO9023_12B_01_(05/23) ISP9023_12_B01_(05/23) USP9023_12_B01_(05/23)

Supplement dated Feb. 23, 2024 to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource® Variable Universal Life Insurance	PRO9090_12_B01_(05/23) USP9090_12_B01_(05/23)	S-6171(04/19)
RiverSource® Variable Universal Life Insurance III	PRO9092_12_B01_(05/23) USP9092_12_B01_(05/23)	S-6211 (05/10)
RiverSource® Variable Universal Life Insurance IV / RiverSource® Variable Universal Life Insurance IV Estate Series	PRO9094_12_B01_(05/23) USP9094_12_B01_(05/23)	S-6419 (04/19)
RiverSource® Variable Universal Life Insurance 5 / RiverSource® Variable Universal Life Insurance 5 Estate Series	PRO9086_12_B01_(05/23) USP9086_12_B01_(05/23)	S-6543 (04/19)
RiverSource® Succession Select Variable Annuity	S-6202 (04/19)	S-6203 (04/19)
RiverSource® Variable Second-To-Die Life Insurance	S-6196 (04/19)	S-6185 (05/09)
RiverSource® Single Premium Variable Life	S-6199 (05/09)
The information in this Supplement updates and amends certain information contained in your current variable annuity or life insurance product prospectus, updating summary prospectus and initial summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
The Board of Trustees of Neuberger Berman AMT Funds (the “Trust”) approved the liquidation of each of International Equity Portfolio and U.S. Equity Index PutWrite Strategy Portfolio (the “Funds”), each a series of the Trust. Accordingly, the Funds will cease their investment operations, liquidate their assets and make liquidating distributions, if applicable, to shareholders of record.
The date of liquidation for the Funds is currently anticipated to occur on or about April 26, 2024 (the “Liquidation Date”). Shareholders of the Funds may redeem their investment in the Funds at any time prior to the Liquidation Date. On the Liquidation Date, the Funds’ shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Funds shares. Shareholders of the Funds may redeem their investment in the Funds at any time prior to the Liquidation Date.
If you have Contract Value allocated to the Funds, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.
For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.
For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.
After the Liquidation Date, the liquidating Fund is no longer available as an investment option under the Contracts listed above.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9109-0004_(02/24)